NET (LOSS)/INCOME PER SHARE - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to YUNJI INC's ordinary shareholders	¥ (138,173)	$ (20,033)	¥ 131,966	¥ (146,346)
Denominator for basic earnings per ordinary share :
- Basic	2,088,319,721	2,088,319,721	2,139,963,573	2,125,906,398
Dilutive effect of share options			7,242,017
- Diluted	2,088,319,721	2,088,319,721	2,147,205,590	2,125,906,398
Net (loss)/income per share attributable to ordinary shareholders:
- Basic | (per share)	¥ (0.07)	$ (0.01)	¥ 0.06	¥ (0.07)
- Diluted | (per share)	¥ (0.07)	$ (0.01)	¥ 0.06	¥ (0.07)